Segment Reporting - Schedule of Segment Information Provided to the Group CEO (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025		Feb. 29, 2024		Feb. 28, 2023
Segment Reporting [Line Items]
Subscription revenue	R 4,068,177		R 3,535,805		R 3,010,072
Other revenue	89,618	[1]	90,879	[1]	72,709
Vehicle sales	2,099		274,787		250,845
Delivery service	407,565		304,040		173,441
Segment revenue	4,567,459		4,205,511		3,507,067
Segment operating profit/(loss)	1,312,333		1,042,502		881,915
Depreciation and amortization	662,559		648,142		544,931
Capital expenditure	1,081,308		927,568		626,309
Cartrack [Member]
Segment Reporting [Line Items]
Subscription revenue	4,055,394		3,522,816		3,003,931
Other revenue	89,618	[1]	90,879	[1]	72,709
Vehicle sales	2,099
Delivery service
Segment revenue	4,147,111		3,613,695		3,076,640
Segment operating profit/(loss)	1,272,980		1,069,313		914,981
Depreciation and amortization	659,140		640,419		541,238
Capital expenditure	1,079,715		923,579		605,716
Carzuka [Member]
Segment Reporting [Line Items]
Subscription revenue
Other revenue		[1]		[1]
Vehicle sales			274,787		250,845
Delivery service
Segment revenue			274,787		250,845
Segment operating profit/(loss)			(52,907)		(37,813)
Depreciation and amortization			5,386		2,133
Capital expenditure			317		12,074
Karooooo Logistics [Member]
Segment Reporting [Line Items]
Subscription revenue	12,783		12,989		6,141
Other revenue		[1]		[1]
Vehicle sales
Delivery service	407,565		304,040		173,441
Segment revenue	420,348		317,029		179,582
Segment operating profit/(loss)	39,353		26,096		4,747
Depreciation and amortization	3,419		2,337		1,560
Capital expenditure	R 1,593		R 3,672		R 8,519

[1]	Information about other revenue is disclosed in Note 19.